Financial Instruments - Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Trade payables	$ 181	$ 237
Accruals	798	834
Lease liabilities	265	235
Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	130	1,050
Notes/debentures	3,173	3,744
Interest payable	1,334	1,484
Debt-related hedges outflows	1,033	1,055
Debt-related hedges inflows	(1,098)	(1,091)
Trade payables	181	237
Accruals	798	834
Lease liabilities	324	263
Foreign exchange contracts outflows	1,575	5,043
Foreign exchange contracts inflows	(1,601)	(5,351)
Other financial liabilities	447	750
Total	6,296	8,018
Not later than one year [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	130	1,050
Notes/debentures	242	600
Interest payable	126	151
Debt-related hedges outflows	22	22
Debt-related hedges inflows	(24)	(23)
Trade payables	181	237
Accruals	798	834
Lease liabilities	67	68
Foreign exchange contracts outflows	1,575	2,951
Foreign exchange contracts inflows	(1,601)	(3,118)
Other financial liabilities	419	725
Total	1,935	3,497
Later than one year and not later than two years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0	0
Notes/debentures	1,062	242
Interest payable	105	125
Debt-related hedges outflows	1,011	22
Debt-related hedges inflows	(1,074)	(23)
Trade payables	0	0
Accruals	0	0
Lease liabilities	59	52
Foreign exchange contracts outflows	0	2,092
Foreign exchange contracts inflows	0	(2,233)
Other financial liabilities	28	25
Total	1,191	302
Later than two years and not later than three years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0	0
Notes/debentures	500	1,033
Interest payable	84	105
Debt-related hedges outflows	0	1,011
Debt-related hedges inflows	0	(1,045)
Trade payables	0	0
Accruals	0	0
Lease liabilities	47	40
Foreign exchange contracts outflows	0	0
Foreign exchange contracts inflows	0	0
Other financial liabilities	0	0
Total	631	1,144
Later than three years and not later than four years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0	0
Notes/debentures	0	500
Interest payable	76	84
Debt-related hedges outflows	0	0
Debt-related hedges inflows	0	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	36	29
Foreign exchange contracts outflows	0	0
Foreign exchange contracts inflows	0	0
Other financial liabilities	0	0
Total	112	613
Later than four years and not later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0	0
Notes/debentures	0	0
Interest payable	76	76
Debt-related hedges outflows	0	0
Debt-related hedges inflows	0	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	24	21
Foreign exchange contracts outflows	0	0
Foreign exchange contracts inflows	0	0
Other financial liabilities	0	0
Total	100	97
Later than five years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for derivative and non-derivative financial liabilities [line items]
Commercial paper	0	0
Notes/debentures	1,369	1,369
Interest payable	867	943
Debt-related hedges outflows	0	0
Debt-related hedges inflows	0	0
Trade payables	0	0
Accruals	0	0
Lease liabilities	91	53
Foreign exchange contracts outflows	0	0
Foreign exchange contracts inflows	0	0
Other financial liabilities	0	0
Total	$ 2,327	$ 2,365